[Letterhead of The Henssler Funds, Inc.]

June 13, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Henssler Funds, Inc. (the “Company”)
File Nos. 333-46479 and 811-08659

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of its series, The Henssler Equity Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated June 8, 2011, and filed electronically as Post-Effective Amendment No. 17 to the Fund’s Registration Statement on Form N-1A on June 8, 2011.

If you have any questions regarding the filing, please do not hesitate to contact the undersigned at (770) 424-8131.

Very truly yours,

/s/ Christopher E. Reeves

Christopher E. Reeves
Chief Compliance Officer